Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 14,340	$ 37,370	$ 6,296
Current year acquisition	0	0	49,934
Additions to tax positions - current year	479	423	9,462
Additions to tax positions - prior years	7,503	1,718	0
Reductions to tax positions - current year	(893)	(652)	0
Reductions to tax positions - prior years	(41)	(12,755)	(7,733)
Settlements	0	(8,750)	(5,313)
Lapses in statutes of limitations	(413)	(3,014)	(15,276)
Balance at end of year	$ 20,975	$ 14,340	$ 37,370